Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Fair Values
The estimated fair value of the Company’s RLOC, and term loan facility were as follows:

	December 31, 2022			December 31, 2021
	Principal amount	Carrying amount	Fair value	Principal amount	Carrying amount	Fair value
Revolving line of credit	$57,998	$57,639	$58,708	$61,958	$61,238	$70,688
Term loan	53,785	48,057	56,828	51,664	40,661	58,143
	$111,783	$105,696	$115,536	$113,622	$101,899	$128,831

Summary of Liabilities Measured on a Recurring Basis	Liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2021 were as follows:

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant Liability - Public & Private Warrants	$902	$875	$—	$27
Total Other Liabilities	$902	$875	$—	$27

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant Liability - Public & Private Warrants	$7,341	$7,125	$—	$216
Total Other Liabilities	$7,341	$7,125	$—	$216

Summary of Level 3 Liability Activity
The following table summarizes the activity for the Company’s Level 3 liabilities measured at fair value on a recurring basis:

Warrant Liability
Balance as of December 31, 2021	$7,341
Changes in fair value	(6,439)
Balance as of December 31, 2022	$902

	Term Loan Warrant	Warrant Liability
Balance as of December 31, 2020	$12,744	$—
Exercised	(13,102)	—
Assumed from Merger	—	44,272
Changes in fair value	358	(36,931)
Balance as of December 31, 2021	$—	$7,341